LOANS GRANTED TO STOCKHOLDERS	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
LOANS GRANTED TO STOCKHOLDERS

NOTE 9 - LOANS GRANTED TO STOCKHOLDERS

In 2019, the Company entered into loan agreements with three of its stockholders, who also serve as service providers to Yetsira and Ocean (see also Note 11C), under which the Company issued each of the three a loan of NIS41 thousand, for an aggregated total of NIS123 thousand (approximately $34 thousand) (the “Loans”). The Loans bear interest at a rate of 1.45% per annum (the “Interest”). The Loans are payable on the earlier of the stockholders’ request to repay, 90 days after the termination of such stockholders’ service agreements, or 30 days after the resignation of such stockholders from their positions as a service providers or 30 days upon selling of 25% of the Company’s shares that are held by such stockholders.

During 2020, one of the stockholders service agreement was terminated and the loan of 12 thousand was fully repaid.

During 2021, one of the stockholders service agreement was terminated and the loan of 13 thousand was fully repaid.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 9 - LOANS GRANTED TO STOCKHOLDERS (CONT.)

Composition:

	Year ended December 31,	Year ended December 31,
	2021	2020

Opening balance	$26	$36
Repayment	(13)	(12)
Interest income and exchange differences	1	2

Closing balance	$14	$26